Retirement Benefit Plans - Summary of Movements in the Present Value of Defined Benefit Obligations and Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (11,583)	£ (11,082)
Income statement (charge) / income	(167)	(182)
Recognised in other comprehensive income:
- Return on plan assets (excluding amounts included in net interest expense)	0
- Actuarial movements arising from experience adjustments	(39)	11
- Actuarial movements arising from changes in financial assumptions	640	(17)
Benefits paid	221	191
Ending balance	(10,928)	(11,079)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,746	11,218
Income statement (charge) / income	145	156
Contributions paid	90	91
Recognised in other comprehensive income:
- Return on plan assets (excluding amounts included in net interest expense)	(72)	85
- Actuarial movements arising from experience adjustments	0
- Actuarial movements arising from changes in financial assumptions	0
Benefits paid	(221)	(191)
Ending balance	£ 11,688	£ 11,359